INCOME TAXES - Summary of current and deferred components of the income tax expense (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Current tax benefits/(expenses)	¥ (1,906)		¥ (1)	¥ 14,578
Deferred tax benefits/(expenses)	17,611		(40,948)	20,041
Income tax benefits/(expenses)	¥ 15,705	$ 2,277	¥ (40,949)	¥ 34,619